Schedule of investments
Delaware Ivy Global Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 3.12%
Fannie Mae S.F. 20 yr 4.00% 8/1/42	506,976	$ 480,302
Fannie Mae S.F. 30 yr
3.50% 1/1/52	2,186,164	1,989,642
5.00% 9/1/52	2,780,017	2,741,571
5.50% 10/1/52	2,148,562	2,155,584
Freddie Mac S.F. 15 yr 4.50% 9/1/37	830,512	825,907
Freddie Mac S.F. 30 yr
4.00% 8/1/52	1,349,210	1,272,623
4.50% 10/1/35	118,726	117,428
4.50% 9/1/52	1,403,738	1,352,477
5.00% 7/1/52	1,657,140	1,634,224
Total Agency Mortgage-Backed Securities (cost $12,886,677)		12,569,758

Corporate BondsΔ – 45.43%
Australia − 0.13%
WestConnex Finance Pty 3.15% 3/31/31	1,000,000	526,300
		526,300
Brazil − 0.58%
Itau Unibanco Holding 144A 3.25% 1/24/25 #	1,230,000	1,190,597
Rumo Luxembourg 144A 5.25% 1/10/28 #	435,000	412,706
XP 144A 3.25% 7/1/26 #	800,000	719,976
		2,323,279
Chile − 0.81%
Banco del Estado de Chile 144A 2.704% 1/9/25 #	1,500,000	1,418,411
Saci Falabella 3.75% 4/30/23	1,850,000	1,839,476
		3,257,887
China − 0.40%
ENN Energy Holdings 144A 2.625% 9/17/30 #	2,000,000	1,623,360
		1,623,360
Colombia − 0.35%
Geopark 144A 5.50% 1/17/27 #	1,635,000	1,408,267
		1,408,267
Czech Republic − 0.14%
Energo-Pro 144A 8.50% 2/4/27 #	600,000	550,485
		550,485
France − 1.06%
AXA 5.125% 7/4/43 *, μ	1,700,000	1,832,483
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
France (continued)
TotalEnergies 2.708% 5/5/23 μ, ψ	1,500,000	$ 1,591,934
Verallia 1.875% 11/10/31	1,000,000	837,717
		4,262,134
Germany − 1.63%
Aroundtown 1.625% 1/31/28	1,700,000	1,204,812
Deutsche Bank
0.75% 2/17/27 μ	1,300,000	1,215,079
5.625% 5/19/31 μ	1,200,000	1,256,043
Volkswagen Leasing 0.50% 1/12/29	1,500,000	1,253,250
Vonovia 0.625% 12/14/29	400,000	315,589
Vonovia Finance 2.25% 4/7/30	1,500,000	1,324,362
		6,569,135
Guatemala − 0.48%
Central American Bottling 144A 5.25% 4/27/29 #	1,500,000	1,401,353
CT Trust 144A 5.125% 2/3/32 #	600,000	527,722
		1,929,075
India − 0.85%
Greenko Mauritius 144A 6.25% 2/21/23 #, *	1,350,000	1,344,937
Greenko Power II 144A 4.30% 12/13/28 #	381,793	320,640
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	2,300,000	1,769,758
		3,435,335
Indonesia − 1.42%
Perusahaan Listrik Negara
144A 5.375% 1/25/29 #	4,800,000	4,641,549
144A 5.45% 5/21/28 #	1,100,000	1,091,304
		5,732,853
Israel − 0.69%
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	2,055,000	1,777,041
Energean Israel Finance 144A 4.875% 3/30/26 #	1,100,000	1,021,020
		2,798,061
Italy − 0.22%
Autostrade per l'Italia 2.00% 12/4/28	1,000,000	884,038
		884,038
Japan − 0.65%
Sumitomo Mitsui Financial Group 3.748% 7/19/23	2,650,000	2,631,500
		2,631,500
NQ-IV054 [12/22] 2/23 (2742192)    1

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Kazakhstan − 1.04%
Development Bank of Kazakhstan
144A 5.75% 5/12/25 #	2,000,000	$ 2,002,200
144A 10.95% 5/6/26 #	429,000,000	745,405
KazTransGas JSC 144A 4.375% 9/26/27 #	1,588,000	1,439,062
		4,186,667
Kuwait − 1.31%
NBK SPC 144A 1.625% 9/15/27 #, μ	6,000,000	5,287,032
		5,287,032
Malaysia − 0.15%
Petronas Capital 144A 3.50% 4/21/30 #	650,000	594,470
		594,470
Mexico − 1.42%
Banco Santander Mexico
144A 5.375% 4/17/25 #	1,150,000	1,140,455
144A 5.95% 10/1/28 #, μ	850,000	849,193
BBVA Bancomer
144A 1.875% 9/18/25 #	1,400,000	1,271,158
144A 5.875% 9/13/34 #, μ	1,700,000	1,573,016
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #, *	1,100,000	884,675
		5,718,497
Netherlands − 3.36%
ABN AMRO Bank 2.875% 1/18/28 μ	3,800,000	4,067,763
ING Groep
2.125% 5/26/31 μ	1,200,000	1,167,052
3.00% 4/11/28 μ	7,800,000	8,314,442
		13,549,257
Paraguay − 0.38%
Rutas 2 and 7 Finance 144A 8.67% 9/30/36 #, ^	2,445,334	1,545,523
		1,545,523
Peru − 0.99%
Banco Internacional del Peru 144A 3.25% 10/4/26 #	800,000	729,167
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	1,300,000	1,088,952
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	2,550,000	2,179,404
		3,997,523
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Singapore − 0.58%
DBS Group Holdings 1.50% 4/11/28 μ	2,200,000	$ 2,331,814
		2,331,814
South Africa − 0.18%
Bidvest Group UK 144A 3.625% 9/23/26 #	822,000	742,776
		742,776
Spain − 0.16%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	700,000	636,194
		636,194
Switzerland − 0.86%
Credit Suisse Group 144A 4.282% 1/9/28 #	1,800,000	1,494,631
Holcim Finance Luxembourg 0.50% 4/23/31	1,500,000	1,198,815
UBS Group 144A 4.751% 5/12/28 #, μ	800,000	766,817
		3,460,263
Tanzania − 0.31%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,450,000	1,258,864
		1,258,864
Thailand − 0.17%
Thaioil Treasury Center 144A 2.50% 6/18/30 #	850,000	665,985
		665,985
Ukraine − 0.35%
Metinvest 8.50% 4/23/26	1,280,000	691,200
MHP Lux 6.95% 4/3/26	1,445,000	715,236
		1,406,436
United Arab Emirates − 0.83%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,705,179	1,582,453
MAF Sukuk 3.933% 2/28/30	1,901,000	1,772,528
		3,354,981
United Kingdom − 1.58%
Babcock International Group 1.375% 9/13/27	1,450,000	1,296,508
Barclays
2.00% 2/7/28 μ	4,500,000	4,783,388
7.325% 11/2/26 μ	285,000	295,515
		6,375,411

2    NQ-IV054 [12/22] 2/23 (2742192)

(Unaudited)
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States − 22.15%
Air Lease
2.875% 1/15/32	1,765,000	$ 1,406,650
5.85% 12/15/27	2,230,000	2,231,415
Aircastle 4.40% 9/25/23	2,800,000	2,772,920
Aon 5.00% 9/12/32	1,025,000	1,016,801
Appalachian Power 4.50% 8/1/32	1,135,000	1,061,629
Autodesk 2.40% 12/15/31	695,000	556,988
Aviation Capital Group 144A 3.50% 11/1/27 #	1,080,000	945,012
Bank of America
3.648% 3/31/29 *, μ	1,500,000	1,552,946
6.204% 11/10/28 μ	2,160,000	2,234,020
Bank of New York Mellon 5.802% 10/25/28 μ	310,000	321,113
CDW 3.276% 12/1/28	760,000	652,107
Celanese US Holdings
6.05% 3/15/25	990,000	986,985
6.165% 7/15/27	485,000	479,146
Charter Communications Operating 3.85% 4/1/61	400,000	232,753
Citigroup 5.61% 9/29/26 μ	2,190,000	2,201,672
Citizens Bank 6.064% 10/24/25 μ	2,120,000	2,145,421
Digital Realty Trust
4.45% 7/15/28	535,000	507,527
5.55% 1/15/28	930,000	937,823
Discovery Communications 4.00% 9/15/55	900,000	543,946
Duke Energy
2.55% 6/15/31	261,000	213,319
3.10% 6/15/28	1,200,000	1,204,906
Energy Transfer 5.75% 2/15/33	1,750,000	1,715,499
Entegris Escrow 144A 4.75% 4/15/29 #	1,660,000	1,517,161
Fifth Third Bancorp
4.337% 4/25/33 μ	686,000	628,727
6.361% 10/27/28 μ	469,000	483,382
Ford Motor Credit
2.30% 2/10/25	475,000	434,425
2.90% 2/10/29	695,000	556,024
GE HealthCare Technologies
144A 5.60% 11/15/25 #	2,265,000	2,281,379
144A 5.65% 11/15/27 #	2,265,000	2,295,474
Honeywell International 4.125% 11/2/34	1,300,000	1,378,741
Humana
5.75% 3/1/28	630,000	644,424
5.875% 3/1/33	960,000	994,114
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Huntington National Bank 5.65% 1/10/30	2,620,000	$ 2,646,212
Indianapolis Power & Light 144A 5.65% 12/1/32 #	3,390,000	3,487,557
JBS USA LUX 144A 3.625% 1/15/32 #	2,865,000	2,324,790
JPMorgan Chase & Co.
3.54% 5/1/28 μ	2,132,000	1,965,117
4.851% 7/25/28 μ	1,620,000	1,581,809
KeyCorp 4.789% 6/1/33 μ	779,000	737,805
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,093,571	1,089,636
Morgan Stanley
2.95% 5/7/32 μ	2,200,000	2,092,957
6.138% 10/16/26 μ	2,665,000	2,724,746
6.296% 10/18/28 μ	1,810,000	1,871,681
6.342% 10/18/33 μ	1,030,000	1,082,533
Oracle
5.80% 11/10/25	885,000	905,797
6.15% 11/9/29	1,885,000	1,961,027
PNC Financial Services Group 6.20% 9/15/27 μ, ψ	355,000	347,811
PPG Industries 2.75% 6/1/29	1,400,000	1,396,497
Raytheon Technologies 2.15% 5/18/30	600,000	557,332
Sagicor Financial 144A 5.30% 5/13/28 #, *	1,400,000	1,313,578
Southern Co. Gas Capital 5.15% 9/15/32	3,591,000	3,535,407
State Street
5.751% 11/4/26 μ	865,000	886,392
5.82% 11/4/28 μ	605,000	625,863
SVB Financial Group 4.57% 4/29/33 μ	1,510,000	1,340,135
Targa Resources Partners 5.00% 1/15/28	1,745,000	1,667,502
Truist Financial 6.123% 10/28/33 μ	2,041,000	2,153,977
US Bancorp 5.727% 10/21/26 μ	2,735,000	2,788,605
Valero Energy 3.65% 12/1/51	880,000	625,306
VICI Properties 4.95% 2/15/30	2,310,000	2,202,047
Vistra Operations 144A 5.125% 5/13/25 #	2,105,000	2,062,237
Waste Connections 4.20% 1/15/33	2,310,000	2,152,584
Wells Fargo & Co. 4.808% 7/25/28 μ	1,685,000	1,648,509
Westlake 1.625% 7/17/29	1,200,000	1,042,143

NQ-IV054 [12/22] 2/23 (2742192)    3

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Zoetis 5.40% 11/14/25	1,310,000	$ 1,337,600
		89,289,641
Uzbekistan − 0.20%
Uzbekneftegaz 4.75% 11/16/28	1,000,000	805,440
		805,440
Total Corporate Bonds (cost $194,788,945)		183,138,483

Sovereign BondsΔ – 24.35%
Albania − 0.19%
Albania Government International Bond 144A 3.50% 11/23/31 #	896,000	781,522
Angola − 0.55%
Angolan Government International Bonds
144A 8.75% 4/14/32 #	2,200,000	1,910,480
8.75% 4/14/32	345,000	299,598
		2,210,078
Armenia − 0.20%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	993,000	794,129
Bermuda − 0.90%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #	1,688,000	1,432,330
144A 5.00% 7/15/32 #	800,000	796,523
5.00% 7/15/32	1,405,000	1,398,893
		3,627,746
Brazil − 0.32%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	8,000,000	1,298,485
Chile − 1.31%
Chile Government International Bonds
3.10% 5/7/41	1,914,000	1,381,597
2.55% 7/27/33	3,000,000	2,356,854
4.34% 3/7/42	1,800,000	1,527,553
		5,266,004
Colombia − 1.73%
Colombia Government International Bonds
3.00% 1/30/30	2,300,000	1,766,028
3.125% 4/15/31	5,089,000	3,794,937
4.125% 2/22/42 *	2,268,000	1,426,174
		6,987,139
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic − 1.15%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	3,577,000	$ 2,982,542
144A 5.50% 2/22/29 #	1,800,000	1,662,950
		4,645,492
Egypt − 0.34%
Egypt Government International Bond 5.25% 10/6/25	1,543,000	1,389,410
Finland − 1.87%
Finland Government Bond 144A 1.375% 4/15/27 #	7,500,000	7,546,167
Georgia − 0.19%
Georgia Government International Bond 144A 2.75% 4/22/26 #	854,000	775,958
Germany − 0.57%
Bundesobligation 1.30% 10/15/27	1,000,000	1,012,820
Bundesrepublik Deutschland Bundesanleihe 1.29% 2/15/32	1,500,000	1,284,787
		2,297,607
Indonesia − 1.39%
Indonesia Government International Bonds
2.95% 1/11/23	2,900,000	2,876,945
3.85% 10/15/30 *	700,000	656,728
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32	2,083,000	2,053,446
		5,587,119
Italy − 0.72%
Italy Buoni Poliennali Del Tesoro
144A 4.00% 4/30/35 #	2,500,000	2,491,539
2.50% 12/1/32	450,000	403,325
		2,894,864
Ivory Coast − 1.28%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	5,768,000	5,147,940
Morocco − 0.69%
Morocco Government International Bonds
5.50% 12/11/42	700,000	603,586
144A 2.375% 12/15/27 #	2,500,000	2,184,447
		2,788,033

4    NQ-IV054 [12/22] 2/23 (2742192)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Netherlands − 0.58%
Netherlands Government Bond 144A 0.50% 7/15/32 #	2,690,000	$ 2,329,118
New Zealand − 2.32%
New Zealand Government Bond 4.25% 5/15/34	15,100,000	9,373,582
Paraguay − 2.13%
Paraguay Government International Bonds
5.60% 3/13/48 *	1,693,000	1,484,450
144A 4.95% 4/28/31 #	5,767,000	5,594,731
144A 2.739% 1/29/33 #, *	1,887,000	1,521,991
		8,601,172
Republic of North Macedonia − 0.37%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	1,777,000	1,494,457
Senegal − 0.44%
Senegal Government International Bond 144A 6.25% 5/23/33 #	2,122,000	1,759,919
South Africa − 1.24%
Republic of South Africa Government International Bonds
5.65% 9/27/47	4,756,000	3,512,158
5.75% 9/30/49	1,995,000	1,473,970
		4,986,128
Spain − 1.92%
Spain Government Bonds
144A 1.00% 10/31/50 #	130,000	72,812
144A 0.50% 10/31/31 #	6,090,000	5,077,844
144A 3.45% 7/30/43 #	2,590,000	2,575,402
		7,726,058
United Kingdom − 0.80%
United Kingdom Gilt 0.875% 7/31/33	3,590,000	3,240,602
Uzbekistan − 1.15%
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #	3,481,000	3,235,450
144A 4.75% 2/20/24 #	750,000	737,449
144A 14.00% 7/19/24 #	7,800,000,000	655,684
		4,628,583
Total Sovereign Bonds (cost $99,707,588)		98,177,312

	Principal amount°	Value (US $)

Supranational Banks – 2.50%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	2,000,000	$ 1,828,440
Banque Ouest Africaine de Developpement 5.00% 7/27/27	1,800,000	1,699,686
Central American Bank for Economic Integration 144A 1.14% 2/9/26 #	2,000,000	1,778,980
Corp Andina de Fomento 2.375% 5/12/23	650,000	642,694
Corp Andina de Fomento 5.25% 11/21/25	1,100,000	1,098,779
European Union 1.00% 7/6/32	3,420,000	3,026,652
Total Supranational Banks (cost $10,661,037)		10,075,231

US Treasury Obligations – 20.35%
US Treasury Notes
0.375% 7/31/27	4,000,000	3,394,062
0.375% 9/30/27	4,600,000	3,878,555
0.50% 2/28/26	4,800,000	4,277,812
1.25% 4/30/28	8,680,000	7,532,613
1.25% 5/31/28	5,000,000	4,330,078
2.375% 5/15/27	8,525,000	7,949,896
2.375% 3/31/29	17,585,000	15,992,390
2.875% 5/15/28	3,000,000	2,831,367
2.875% 4/30/29	9,000,000	8,430,293
4.00% 10/31/29	9,400,000	9,405,141
4.125% 10/31/27	495,000	496,856
4.125% 11/15/32	1,000,000	1,020,703
4.25% 10/15/25	12,485,000	12,477,197
Total US Treasury Obligations (cost $87,918,690)		82,016,963
	Number of contracts
Options Purchased – 0.03%
Foreign Currency Call Options – 0.01%
GBP versus USD strike price 1.04 GBP, expiration date 4/12/23, notional amount $6,983,881 (JPMCB)	6,715,270	8,417
USD versus CNH strike price 7.30 USD, expiration date 4/13/23, notional amount $126,484,180 (JPMCB)	17,326,600	44,687
		53,104

NQ-IV054 [12/22] 2/23 (2742192)    5

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Purchased (continued)
Foreign Currency Put Options – 0.02%
EUR versus JPY strike price 128 EUR, expiration date 5/23/23, notional amount $1,168,000,000 (JPMCB)	9,125,000	$ 78,106
EUR versus USD strike price 0.70 EUR, expiration date 4/12/23, notional amount $2,819,394 (JPMCB)	4,027,705	14
EUR versus USD strike price 0.94 EUR, expiration date 4/12/23, notional amount $7,572,085 (JPMCB)	8,055,410	4,656
EUR versus USD strike price 0.97 EUR, expiration date 3/1/23, notional amount $13,864,744 (JPMCB)	14,293,550	4,732
GBP versus USD strike price 0.74 GBP, expiration date 4/12/23, notional amount $2,484,650 (JPMCB)	3,357,635	30
		87,538
Total Options Purchased (cost $988,418)		140,642
	Number of shares
Short-Term Investments – 2.68%
Money Market Mutual Funds – 2.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,704,686	2,704,686
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	2,704,686	2,704,686
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	2,704,686	2,704,686
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	2,704,686	$ 2,704,686
Total Short-Term Investments (cost $10,818,744)		10,818,744
Total Value of Securities Before Securities Lending Collateral and Options Written−98.46% (cost $417,770,099)		396,937,133

Securities Lending Collateral – 1.09%
Money Market Mutual Fund − 1.09%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	4,381,187	4,381,187
Total Securities Lending Collateral (cost $4,381,187)		4,381,187
	Number of contracts
Options Written – (0.01)%
Foreign Currency Call Options – (0.00)%
GBP versus USD strike price 0.94 GBP, expiration date 4/12/23, notional amount $(9,468,531) (JPMCB)	(10,072,905)	(2,254)
USD versus CNH strike price 7.50 USD, expiration date 4/13/23, notional amount $(129,949,500) (JPMCB)	(17,326,600)	(23,029)
		(25,283)
Foreign Currency Put Options – (0.01)%
EUR versus JPY strike price 118 EUR, expiration date 5/23/23, notional amount $(1,076,750,000) (JPMCB)	(9,125,000)	(24,112)

6    NQ-IV054 [12/22] 2/23 (2742192)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
EUR versus USD strike price 0.86 EUR, expiration date 4/12/23, notional amount $(10,391,479) (JPMCB)	(12,083,115)	$ (1,101)
EUR versus USD strike price 0.93 EUR, expiration date 3/1/23, notional amount $(13,293,002) (JPMCB)	(14,293,550)	(1,132)
		(26,345)
Total Options Written (premium received $503,134)		(51,628)
Total Value of Securities−99.54% (cost $421,648,152)		401,266,692■
Obligation to Return Securities Lending Collateral — (1.09%)	(4,381,187)
Receivables and Other Assets Net of Liabilities — 1.54%★	6,226,324
Net Assets Applicable to 45,278,906 Shares Outstanding — 100.00%	$403,111,829

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $122,287,128, which represents 30.34% of the Fund's net assets.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
■	Includes $4,837,555 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $708,648.
★	Includes $3,430,244 cash collateral held at broker for futures contracts as of December 31 2022.

 The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CLP	1,593,487,600	USD	(1,763,683)	2/3/23	$108,131	$—
JPMCB	EUR	(33,328,401)	USD	34,813,181	1/20/23	—	(810,838)
JPMCB	EUR	(2,078,000)	USD	2,156,908	2/3/23	—	(73,066)
JPMCB	GBP	(2,300,000)	USD	2,747,367	1/20/23	—	(20,983)
TD	AUD	4,850,786	USD	(3,260,778)	1/20/23	31,803	—
TD	EUR	(38,928,401)	USD	40,638,136	1/20/23	—	(971,604)
TD	JPY	925,000,000	USD	(6,645,805)	1/20/23	385,196	—
TD	NZD	(15,100,000)	USD	9,289,187	1/20/23	—	(263,910)
Total Foreign Currency Exchange Contracts						$525,130	$(2,140,401)
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Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
702	90 Day Bank Bill	$4,607,025	$4,634,260	3/9/23	$—	$(27,235)	$8,713
(508)	90 Day Euro	(120,916,700)	(123,061,696)	12/18/23	2,144,996	—	57,150
333	Australian Treasury 10 yr Bonds	26,227,651	27,644,978	3/15/23	—	(1,417,327)	(56,339)
(148)	Euro-Bobl	(18,337,879)	(18,964,949)	3/8/23	627,070	—	70,003
(31)	Euro-BTP	(3,614,396)	(3,899,383)	3/8/23	284,987	—	38,000
(47)	Euro-Bund	(6,687,861)	(6,943,868)	3/8/23	256,007	—	54,011
(21)	Euro-Buxl	(3,040,121)	(3,601,165)	3/8/23	561,044	—	80,300
68	Euro-Oat	9,266,243	9,927,320	3/8/23	—	(661,077)	(86,376)
35	Euro-Schatz	3,949,639	3,964,871	3/8/23	—	(15,232)	(4,905)
43	Long 10 yr Gilt	5,193,287	5,420,531	3/29/23	—	(227,244)	5,304
(259)	US Treasury 2 yr Notes	(53,115,234)	(53,322,815)	3/31/23	207,581	—	40,469
153	US Treasury 5 yr Notes	16,513,243	16,558,096	3/31/23	—	(44,853)	(13,149)
(162)	US Treasury 10 yr Notes	(18,192,095)	(18,400,059)	3/22/23	207,964	—	22,780
173	US Treasury 10 yr Ultra Notes	20,462,656	20,642,931	3/22/23	—	(180,275)	(10,812)
(8)	US Treasury Long Bonds	(1,002,750)	(1,002,105)	3/22/23	—	(645)	1,250
(25)	US Treasury Ultra Bonds	(3,357,813)	(3,338,022)	3/22/23	—	(19,791)	12,500
Total Futures Contracts			$(143,741,075)		$4,289,649	$(2,593,679)	$218,899
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.IG.39.V1 12/20/27-Quarterly	25,400,000	1.000%	$(202,440)	$(126,545)	$(75,895)	$18,734
			(202,440)	(126,545)	(75,895)	18,734
Total CDS Contracts			$(202,440)	$(126,545)	$(75,895)	$18,734
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
8    NQ-IV054 [12/22] 2/23 (2742192)

(Unaudited)
1	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(6,234).
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
CDS – Credit Default Swap
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
NZD – New Zealand Dollar
USD – US Dollar
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